FAIR VALUE MEASUREMENTS Q	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Recurring Fair Value Measurements
Items measured on a recurring basis at fair value:

	As of June 30, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$285,908	$83,741	$—	$369,649
Digital intangible assets at fair value	2,377,215	152,693	2,852	2,532,760
Digital assets loan receivable, net of allowance — Financial assets	—	193,406	—	193,406
Digital assets receivable	7	—	6,058	6,065
Assets posted as collateral — Digital assets	—	720,539	—	720,539
Derivative assets	123,584	11,323	—	134,907
Embedded derivative — Collateral payable — Digital assets	—	64,223	—	64,223
Embedded derivative — Digital assets borrowed	—	70,057	—	70,057
Investments(1)	695,250	5,531	505,187	1,205,968
	$3,481,964	$1,301,513	$514,097	$5,297,574
Liabilities
Investments sold short(2)	$86,210	$—	$—	$86,210
Derivative liabilities	67,478	18,886	—	86,364
Embedded derivative — Digital assets borrowed	—	240,379	—	240,379
Embedded derivative — Collateral payable	—	231,868	—	231,868
	$153,688	$491,133	$—	$644,821
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(1)Excludes equity securities measured utilizing net asset value as a practical expedient of $330.3 million and investments utilizing the measurement alternative of $75.7 million as they are without readily determinable fair values.
(2)Investments sold short are included in Other current liabilities in the Company’s condensed consolidated interim statements of financial position.

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$354,851	$4,814	$—	$359,665
Digital intangible assets at fair value	1,929,661	68,239	20,457	2,018,357
Digital assets loan receivable, net of allowance Financial assets	—	393,734	—	393,734
Digital assets receivable	204	24	60,492	60,720
Assets posted as collateral — Digital assets	—	278,527	—	278,527
Derivative assets	188,836	18,817		207,653
Embedded derivative — Collateral payable	—	55,848	—	55,848
Embedded derivative — Digital assets borrowed	—	24,039	—	24,039
Investments(1)	751,220	—	524,573	1,275,793
	$3,224,772	$844,042	$605,522	$4,674,336
Liabilities
Investments sold short	$6,524	—	—	$6,524
Derivative liabilities	58,155	107,703		165,858
Embedded derivative — Digital assets borrowed		252,635		252,635
Embedded derivative — Collateral payable		161,261		161,261
Embedded derivative — Notes payable	—	—	136,192	136,192
	$64,679	$521,599	$136,192	$722,470
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(1)Excludes equity securities measured utilizing net asset value as a practical expedient of $304.5 million and equity securities utilizing the measurement alternative of $63.2 million as they are without readily determinable fair values.
Nonrecurring Fair Value Measurements
Impairment losses are recognized for Digital intangible assets carried at the lower of cost or impaired value and Property and equipment, net when their carrying amounts exceed fair value. See Note 14 for additional information on impairment of Property and equipment. The carrying values for Digital intangible assets carried at the lower of cost or impaired value were $656.4 million and $550.2 million as of June 30, 2025 and December 31, 2024, respectively. The Company categorized the fair value measurements for Property and equipment, net as Level 3.
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the periods ended June 30, 2025 and December 31, 2024, respectively.

(in thousands) Assets	Fair value, Beginning Balance	Purchases	Sales /Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in /(out) of Level 3	Fair value, Ending Balance
Digital intangible assets
June 30, 2025	$20,457	$—	$—	$—	$(5,425)	$(12,180)	$2,852
December 31, 2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
Digital assets receivable
June 30, 2025	$60,492	$2,250			$(7,817)	$(48,867)	$6,058
December 31, 2024	$20,569	$—	$(4,727)	$4,724	$52,477	$(12,551)	$60,492
Investments
June 30, 2025	$524,573	$79,976	$(137,802)	$69,605	$(32,608)	$1,443	$505,187
December 31, 2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
Embedded derivative — Notes payable
June 30, 2025	$136,192	$—	$—	$—	$—	$(136,192)	$—
December 31, 2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192
Transfers in and out of Level 3 are considered to have occurred at the beginning of the period the transfer occurred. For the period ended June 30, 2025, gross transfers into Level 3 were $4.9 million and gross transfers out of Level 3 were $200.7 million. The transfers into Level 3 for Investments were due to fair value adjustments determined by unobservable market inputs. The transfers into Level 3 for Digital assets receivable were due to underlying token launches of contracts held. The transfers out of Level 3 for Investments were due to conversion of warrants into common stock. Transfers out of Level 3 for Digital assets receivable and Digital assets were due to removal of restrictions. Transfers out of Level 3 for Embedded derivative - Notes payable was due to the Reorganization Transactions. See Note 18 for additional information. For the year ended December 31, 2024, gross transfers into Level 3 were $21.2 million and gross transfers out of Level 3 were $48.7 million. The transfers into Level 3 for Investments were due to fair value adjustments determined by unobservable market inputs. The transfers into Level 3 for Digital assets receivable were due to underlying token launches of contracts held. Transfers out of Level 3 for Investments related to a conversion of a convertible note upon emergence from a bankruptcy during the year. Transfers out of Level 3 for Digital assets receivable and Digital assets were due to the removal of restrictions.
The following table presents additional information about valuation methodologies and significant unobservable inputs used for assets and liabilities that are measured and reported at fair value and categorized within Level 3 as of June 30, 2025 and December 31, 2024, respectively:

Financial Instrument	Fair Value at June 30, 2025 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	2,852	Marketability discount	16.0% - 30.6%	23.5%
Digital assets receivable	6,058	Marketability discount	3.5% - 89.4%	45.7%
Investments	505,187	Time to liquidity event (years)	0.5 - 5.0	4.0
		Annualized equity volatility	70.0% - 90.0%	88.7%
		Risk free rate	3.4% - 4.3%	3.8%
		Market adjustment discount	30.0% - 90.0%	48.7%
		Market adjustment premium	150.0% - 180.0%	173.0%
		Marketability discount	22.7% - 35.0%	27.8%
		Expected dividend payout ratio	—%	—%
		Enterprise value to LTM revenue multiple	2.5x - 11.0x	8.5x
		Enterprise value to projected revenue multiple	3.5x - 5.5x	4.8x
		Enterprise value to annualized revenue	2.5x	2.5x
		Enterprise value to LTM volume	2.8x	2.8x
		Enterprise Value to ARR	8.0x	8.0x
		Price to tangible book value	1.3x	1.3x
		EV to gross profit	6.0x	6.0x
		Recovery percentage	44.0%	44.0%

Financial Instrument	Fair Value at December 31, 2024 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$20,457	Marketability discount	15.9% - 45.2%	32.1%
Digital assets receivable	$60,492	Marketability discount	5.5% - 72.8%	35.8%
Investments	$524,573	Time to liquidity event (years)	1.0 - 5.0	4.1
		Annualized equity volatility	70.0% - 90.0%	88.8%
		Risk free rate	3.4% - 4.4%	4.2%
		Market adjustment discount	30.0% - 90.0%	41.0%
		Market adjustment premium	25.0% - 130.0%	79.6%
		Marketability discount	3.5% - 51.8%	26.0%
		Expected dividend payout ratio	—%	—%
		Enterprise value to LTM revenue multiple	2.5x - 16.8x	10.8x
		Enterprise value to projected revenue multiple	2.0x - 10.5x	7.0x
		Enterprise value to annualized revenue	3.5x - 9.0x	6.7x
		Enterprise value to LTM volume	3.0x	3.0x
		Enterprise Value to ARR	8.5x - 15.8x	10.9x
		Price to tangible book value	1.5x	1.5x
		Enterprise value to projected EBITDA	9.0x - 14.0x	11.5x
		Scenario probability	35.0%	35.0%
		Recovery percentage	35.0% - 61.6%	51.5%
Embedded derivative — Notes payable	$136,192	Volatility	45.6% - 75.0%	55.4%
		Risk free rate	4.2% - 4.4%	4.3%
		Time-step (years)	0.004	0.004
Increases and/or decreases in the various unobservable inputs used to determine the Level 3 valuations could result in significantly higher or lower fair value measurements.
Financial Instruments Not Measured at Fair Value
The following table presents the fair value of financial instruments not measured at fair value in the Company’s condensed consolidated interim statements of financial position. This table excludes non-financial assets and liabilities.

	As of June 30, 2025
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$691,331	$691,331	$691,331	$—	$—
Assets posted as collateral – Cash	1,220	1,220	—	1,220	—
Accounts receivable	41,393	41,393	—	41,393	—
Loans receivable	535,696	535,696	—	535,696	—
Total Assets	$1,269,640	$1,269,640	$691,331	$578,309	$—
Accounts payable and accrued liabilities	226,080	226,080	—	226,080	—
Notes payable	725,571	965,750	—	965,750	—
Collateral payable — Cash	25,949	25,949	—	25,949	—
Payable to customers — Cash	16,324	16,324	—	16,324	—
Loans payable	348,214	348,214	—	348,214	—
Settlement liability	147,873	149,368	—	149,368	—
Total Liabilities	$1,490,011	$1,731,685	$—	$1,731,685	$—

	As of December 31, 2024
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$462,103	$462,103	$462,103	$—	$—
Assets posted as collateral – Cash	—	—	$—	—	$—
Accounts receivable	55,279	55,279	55,279	—	$—
Loans receivable	476,620	476,620	—	476,620	$—
Total Assets	$994,002	$994,002	$517,382	$476,620	$—
Accounts payable and accrued liabilities	281,531	281,531	281,531	—	—
Notes payable	845,186	836,402	—	836,402	—
Collateral payable — Cash	74,995	74,995	—	74,995	—
Payable to customers — Cash	19,520	19,520	—	19,520	—
Loans payable	510,718	510,718	—	510,718	—
Settlement liability	182,462	182,462	—	182,462	—
Total Liabilities	$1,914,412	$1,905,628	$281,531	$1,624,097	$—